Plant and Equipment (Details Narrative) (10-K) - USD ($)	6 Months Ended			12 Months Ended
	Sep. 30, 2019	Mar. 31, 2019	Sep. 30, 2018	Mar. 31, 2019	Mar. 31, 2018
Free Share X-Change Limited (Anguilla) [Member]
Depreciation expense	$ 4,807	$ 5,492		$ 5,500